Significant Accounting Estimates And Judgements - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of changes in accounting estimates [line items]
Estimation of revenue recognition increased	$ 114.1
Estimation of revenue recognition decreased	$ 96.7
Hypothetical scenario increase decrease in estimated cost percentage	10.00%